Retirement and Other Postretirement Benefits - Schedule of Pension and Postretirement Plans Investment Policy and Weighted Average Asset Allocations (Details)	Dec. 31, 2025
Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Policy range	20.00%
Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Policy range	55.00%
Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Policy range	25.00%
Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Policy range	55.00%
Other investments | Minimum
Defined Benefit Plan Disclosure [Line Items]
Policy range	15.00%
Other investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Policy range	35.00%